MERRILL LYNCH
                                                              NEW YORK
                                                              MUNICIPAL
                                                              BOND FUND

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              March 31, 1999

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six-month period ended March 31, 1999, long-term tax-exempt revenue bond yields rose slightly. However, long-term US Treasury bond yields were under significant pressure throughout the March period. Investors became increasingly concerned that the strong growth the US economy displayed during the fourth quarter in 1998 would continue into the first half of 1999. Continued strong US equity market performance also reduced investor interest in long-term fixed-income products. Furthermore, foreign economic growth, while clearly not expanding, appears to have stabilized. This reduced much of the strong "flight to quality" benefit the US Treasury market had enjoyed in recent quarters. These factors helped push US Treasury bond yields higher throughout the period. US Treasury bond yields rose 65 basis points (0.65%) to end the March period at 5.625%. Long-term municipal revenue bond yields rose slightly more than 10 basis points to end the March period at 5.29% as measured by the Bond Buyer Revenue Bond Index.

The relative stability of the municipal bond market in recent months was largely the result of a return to a strong technical position within the tax-exempt market. For much of 1998, new long-term municipal bond issuance was significantly above recent historic trends. Additionally, the strong demand exerted by world equity markets also sapped much of the demand for tax-advantaged products. However, in recent months, a much stronger supply/demand relationship has developed.

Over the last 12 months, nearly $275 billion in new long-term municipal bonds was issued, an increase of approximately 10% compared to the same period a year ago. As interest rates declined in the recent quarters, it has become increasingly difficult for municipalities to generate the economic savings necessary for additional tax-free financings. Consequently, the pace of new bond issuance slowed in recent quarters. During the six months ended March 31, 1999, more than $125 billion in new long-term municipal securities was underwritten, a decrease of 6% compared to the same six-month period a year ago. During the quarter ended March 31, 1999, approximately $60 billion in new long-term tax-exempt bonds was issued, a decline of almost 20% compared to the quarter ended March 31, 1998.

Additionally, in January and February, tax-exempt bond holders received over $40 billion from coupon payments, bond maturities and proceeds from early bond redemptions. Consequently, retail investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999.

The recent relative outperformance of the municipal bond market has resulted in a decline in their recent historic high yield ratios. As recently as the end of 1998, long-term, A-rated municipal revenue bond yields were in excess of 100% of comparable US Treas ury bond yields. At March 31, 1999, municipal bond yield ratios were approximately 95% of their taxable counterparts, still well above their recent historic average. During 1997, tax-exempt bond yield ratios averaged 84%. Should the current positive technical environment in municipal securities continue to improve, it is likely that tax-exempt bond yield ratios will return to more historic levels.

Looking ahead, the direction and intensity of the next move in interest rates is difficult to predict. In recent years, US bond yields tended to reach their annual peak sometime in April and move downward for the remainder of the year. However, such trends have

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

been predicated on subsequent declines in US economic activity. Currently, there appears to be little indication of significant economic weakness going forward. On the other hand, by nearly every measure, inflation is well contained. Future indicators of inflation, such as the prices of gold and other commodities, are giving little evidence of any significant inflationary increase. Additionally, inflation-adjusted real rates of return are historically attractive to long-term investors. These factors suggest that fixed-income bond yields may trade in a relatively narrow range, centered around current levels, for a protracted period of time. Should the US economy weaken later this year, it is likely that bond yields will decline as they have in recent years.

Portfolio Strategy

For the six months ended March 31, 1999, we managed the Fund with the intention of sustaining an attractive level of tax-exempt income while achieving an above-average total return. During the prior six-month period, we had structured the Fund aggressively to seek to take advantage of a declining interest rate environment. These strategies proved correct as interest rates declined to historic lows. Late in the period, we shifted our strategy because we believed interest rates had declined excessively relative to the strength of the US economy. Therefore, we sold longer maturity bonds and bought intermediate maturity bonds with similar coupons in an effort to offset any volatility associated with a rising interest rate environment while keeping the Fund's income stream relatively constant. This strategy benefited the Fund as interest rates rose. We expect to maintain the Fund's position in intermediate-term bonds until there are signs of a sustained slowdown in economic conditions or interest rates rise to a point where they are considered undervalued relative to economic conditions.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New York Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager

May 13, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch New York Municipal Bond Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
================================================================================

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automati cally convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains dis tributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share holders.

Recent Performance Results*

                                                                                 Ten Years/    Standardized
                                                    12 Month      3 Month     Since Inception  30-Day Yield
                                                  Total Return  Total Return    Total Return   As of 3/31/99
=============================================================================================================
ML New York Municipal Bond Fund Class A Shares       +5.28%         +0.56%        +104.49%        4.11%
-------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class B Shares       +4.74          +0.35         + 94.41         3.77
-------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class C Shares       +4.64          +0.33         + 33.66         3.67
-------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class D Shares       +5.17          +0.45         + 36.59         4.01
=============================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 3/31/99 and Class C & Class D Shares, from 10/21/94 to 3/31/99.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/99                                   +5.28%         +1.06%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                             +6.51          +5.64
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                              +7.42          +6.98
--------------------------------------------------------------------------------
 * Maximum sales charge is 4%.
** Assuming maximum sales charge.

                                                   % Return       % Return
                                                 Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                                   +4.74%         +0.84%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                             +5.97          +5.97
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                              +6.87          +6.87
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return       % Return
                                                  Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                                   +4.64%         +3.66%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99                 +6.75          +6.75
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                                   +5.17%         +0.96%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99                 +7.27          +6.29
--------------------------------------------------------------------------------
*  Maximum sales charge is 4%.
** Assuming maximum sales charge.

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT   Alternative Minimum Tax (subject to)
GO    General Obligation Bonds
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
PCR   Pollution Control Revenue Bonds
RITR  Residual Interest Trust Receipts
VRDN  Variable Rate Demand Notes

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P         Moody's    Face                                                                   Value
Ratings     Ratings   Amount                            Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------
New York--96.2%
-----------------------------------------------------------------------------------------------------
A           A2        $10,000  Battery Park City Authority, New York, Revenue Refunding
                               Bonds, Junior-Lien,  Series A, 5.80% due 11/01/2022           $ 10,640
-----------------------------------------------------------------------------------------------------
AAA         Aaa         1,300  Buffalo, New York, Sewer Authority, Revenue Refunding Bonds,
                               Series F, 6% due 7/01/2013 (b)                                   1,475
-----------------------------------------------------------------------------------------------------
                               Hempstead Town, New York, IDA, Civic Facilities Revenue Bonds
                               (Adelphi University  Civic Facility):
A-          NR*         1,395    5.25% due 2/01/2010                                            1,453
A-          NR*         1,000    5.25% due 2/01/2011                                            1,037
A-          NR*         1,540    5.25% due 2/01/2012                                            1,591
A-          NR*           625    5.25% due 2/01/2013                                              642
-----------------------------------------------------------------------------------------------------
NR*         Aa2         5,700  Hornell, New York, IDA, IDR (Crowley Foods, Inc. Facility),
                               7.75% due 12/01/2016                                             6,039
-----------------------------------------------------------------------------------------------------
                               Long Island Power Authority, New York, Electric System
                               Revenue Bonds, Series A:
AAA         Aaa         5,000    5.50% due 12/01/2023 (c)                                       5,255
A-          Baa1        5,000    5.50% due 12/01/2029                                           5,137
AAA         Aaa        17,300    5.50% due 12/01/2029 (c)                                      17,847
-----------------------------------------------------------------------------------------------------
                               Long Island Power Authority, New York, Electric System
                               Revenue Bonds, VRDN (a):
A1+         VMIG1+      5,700    Sub-Series 5, 3% due 5/01/2033                                 5,700
A1+         VMIG1    +    300    Sub-Series 7, 3.05% due 4/01/2025 (c)                            300
-----------------------------------------------------------------------------------------------------
AAA         Aaa        10,000  Metropolitan Transportation Authority, New York, Commuter
                               Facilities Revenue Bonds,  Series C-1, 5.375% due 7/01/2027(b)  10,313
-----------------------------------------------------------------------------------------------------
AAA         Aaa         6,250  Metropolitan Transportation Authority, New York, Commuter
                               Facilities Revenue  Refunding Bonds, Series B, 4.75% due
                               7/01/2026 (b)                                                    5,894
-----------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Transit
                               Facilities Revenue Bonds:
AAA         Aaa         1,900    Series A, 6.10% due 7/01/2006 (d)(g)                           2,170
AAA         Aaa         2,000    Series C-1, 5.50% due 7/01/2022 (b)                            2,095
-----------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Transit
                               Facilities Revenue Refunding Bonds:
AAA         Aaa         1,000    Series A, 4.75% due 7/01/2021 (c)                                951
AAA         Aaa        10,000    Series B, 4.75% due 7/01/2026 (b)                              9,431
AAA         Aaa        11,000    Series C, 4.75% due 7/01/2016 (g)                             10,734
-----------------------------------------------------------------------------------------------------
AA          Aa2         7,500  Municipal Assistance Corporation for New York City, New York,
                               Revenue Refunding Bonds,  Series O, 5.25% due 7/01/2007          8,011
-----------------------------------------------------------------------------------------------------
                               New York City, New York, GO, Refunding:
A-          A3          3,300    Series B, 5.375% due 8/01/2022                                 3,353
A-          A3          5,000    Series F, 5.25% due 8/01/2017                                  5,053
-----------------------------------------------------------------------------------------------------
A-          A3         10,190  New York City, New York, GO, Series H, 5.25% due 3/15/2011      10,584
-----------------------------------------------------------------------------------------------------
                               New York City, New York, Health and Hospital
                               Corporation, Revenue Refunding Bonds (Health System),
                               Series A (e):
AAA         Aaa         3,900    5% due 2/15/2008                                               4,079
AAA         Aaa         4,000    5.125% due 2/15/2014                                           4,092
-----------------------------------------------------------------------------------------------------
                               New York City, New York, IDA, Civic Facilities Revenue Bonds:
BBB         NR*         1,000    (College of Aeronautics Project), 5.45% due 5/01/2018          1,021
BBB         NR*         3,200    (College of Aeronautics Project), 5.50% due 5/01/2028          3,242
NR*         NR*         6,895    (New York Blood Center Inc. Project), 7.25%
                                 due 5/01/2004 (d)                                              7,879
AAA         Aaa         4,690    (USTA National Tennis Center Project), 6.60% due
                                 1/15/2011 (g)(j)                                               5,322
-----------------------------------------------------------------------------------------------------
                               New York City, New York, IDA, Special Facilities Revenue
                               Bonds (1990 American  Airlines Inc. Project), AMT:
BBB-        Baa1        2,000    5.40% due 7/01/2019                                            2,019
BBB-        Baa1        1,500    5.40% due 7/01/2020                                            1,514
-----------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P         Moody's      Face                                                                   Value
Ratings     Ratings     Amount                            Issue                               (Note 1a)
-------------------------------------------------------------------------------------------------------
New York (continued)
-------------------------------------------------------------------------------------------------------
NR*         A           $ 5,000  New York City, New York, IDA, Special Facilities Revenue
                                 Bonds, RITR,  Series RI-6, 8.495% due 1/01/2024 (h)            $ 5,614
-------------------------------------------------------------------------------------------------------
NR*         A1            4,960  New York City, New York, Municipal Water Finance Authority,
                                 Water and Sewer System  Revenue Bonds, RITR, Series 21, 7.87%
                                 due 6/15/2029 (h)                                                5,684
-------------------------------------------------------------------------------------------------------
                                 New York City, New York, Municipal Water Finance
                                 Authority, Water and Sewer System Revenue Refunding
                                 Bonds:
AAA         Aaa          10,000    Series A, 6% due 6/15/2005 (d)                                11,173
AAA         Aaa           3,000    Series B, 5.25% due 6/15/2029 (e)                              3,039
-------------------------------------------------------------------------------------------------------
                                 New York City, New York, Transitional Finance Authority
                                 Revenue Bonds (Future Tax Secured), Series B:
AAA         Aaa           2,500    5% due 11/01/2008 (b)                                          2,636
AA          Aa3           4,000    5.125% due 11/01/2014                                          4,107
AA          Aa3          10,000    4.75% due 11/15/2023                                           9,445
AAA         Aaa           6,250    4.75% due 11/15/2023 (b)                                       5,936
AA          Aa3          17,000    4.50% due 11/15/2027                                          15,354
-------------------------------------------------------------------------------------------------------
NR*         VMIG1+          900  New York City, New York, Transitional Finance Authority
                                 Revenue Bonds (Future Tax Secured),  VRDN, Series C, 2.95%
                                 due 5/01/2028 (a)                                                  900
-------------------------------------------------------------------------------------------------------
                                 New York State Dormitory Authority Revenue Bonds:
AAA         NR*           6,500    (City University System--Consolidated), Series A, 5.625% due
                                   7/01/2016 (g)                                                  7,108
AAA         Aaa           7,000    (Memorial Sloan Kettering Cancer Center), 5.50% due
                                   7/01/2023 (c)                                                  7,498
AAA         Aaa           3,000    (New York University), Series A, 5.75% due 7/01/2027 (c)       3,333
AA          NR*           2,565    (Saint James Mercy Hospital), 5.40% due 2/01/2038 (f)          2,615
-------------------------------------------------------------------------------------------------------
NR*         Aaa          15,000  New York State Dormitory Authority Revenue Bonds, RITR,
                                 Series 1,  8.115% due 7/01/2027 (c)(h)                          18,401
-------------------------------------------------------------------------------------------------------
                                 New York State Dormitory Authority Revenue Refunding Bonds:
AAA         Aaa           1,000    (Hospital for Special Surgery), 5% due 2/01/2028 (c)(f)          979
AAA         Aaa           2,810    (State University Athletic Facility), 5.25% due
                                   7/01/2018 (c)                                                  2,875
AAA         NR*           3,500    (State University Educational Facilities), Series A, 5.50%
                                   due 5/15/2019 (g)                                              3,743
-------------------------------------------------------------------------------------------------------
A-          Baa3          5,000  New York State Energy Research and Development Authority,
                                 Electric Facilities  Revenue Bonds (LILCO Project), AMT,
                                 Series B, 5.30% due 11/01/2023                                   4,981
-------------------------------------------------------------------------------------------------------
NR*         Aaa           3,200  New York State Energy Research and Development Authority,
                                 Facilities Revenue Bonds,  RITR, Series 19, 8.82% due
                                 8/15/2020 (h)                                                    3,835
-------------------------------------------------------------------------------------------------------
NR*         NR*           4,455  New York State Energy Research and Development Authority, Gas
                                 Facilities Revenue Bonds,  RITR, Series 9, 7.62% due
                                 1/01/2021 (h)                                                    4,837
-------------------------------------------------------------------------------------------------------
                                 New York State Energy Research and Development Authority,
                                 PCR, AMT:
AAA         NR*           3,000    (New York State Electric and Gas Co. Project), Series A,
                                   6.15% due 7/01/2026 (c)                                        3,263
A1+         NR*             300    (Niagara Power Corporation Project), VRDN, Series B, 3.15%
                                   due 7/01/2027 (a)                                                300
-------------------------------------------------------------------------------------------------------
AA-         Aa1           1,705  New York State Environmental Facilities Corporation, PCR
                                 (State Water Revolving),  Series E, 6.875% due 6/15/2014         1,926
-------------------------------------------------------------------------------------------------------
AAA         Aaa          10,000  New York State Local Government Assistance Corporation,
                                 Revenue Refunding Bonds,  Series E, 5% due 4/01/2021 (c)        10,027
-------------------------------------------------------------------------------------------------------
A1+         VMIG1+        5,195  New York State Local Government Assistance Corporation, VRDN,
                                 Series D,  2.85% due 4/01/2025 (a)                               5,195
-------------------------------------------------------------------------------------------------------
                                 New York State Medical Care Facilities, Finance Agency
                                 Revenue Bonds, Series B:
A-          A3              365    (Mental Health), 7.625% due 8/15/2017                            400
AAA         NR*           2,000    (Hospitals & Nursing), 6.25% due 2/15/2025 (f)                 2,181
-------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P         Moody's     Face                                                                  Value
Ratings     Ratings    Amount                           Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------
New York (concluded)
-----------------------------------------------------------------------------------------------------
NR*         A3          $ 375  New York State Medical Care Facilities, Finance Agency
                               Revenue Refunding Bonds, 7.30% due 2/15/2021                     $ 408
-----------------------------------------------------------------------------------------------------
NR*         Aa2           995  New York State Mortgage Agency Revenue Bonds, Homeowner
                               Mortgage, AMT,  Series 67, 5.80% due 10/01/2028                  1,059
-----------------------------------------------------------------------------------------------------
NR*         NR*         2,000  New York State Mortgage Agency Revenue Bonds, RITR, Series
                               24, 8.12% due 10/01/2028 (h)                                     2,257
-----------------------------------------------------------------------------------------------------
                               New York State Thruway Authority, Highway and Bridge
                               Trust Fund Revenue Bonds, Series A (b):
AAA         Aaa         7,750    5% due 4/01/2009                                               8,110
AAA         Aaa         3,200    5% due 4/01/2010                                               3,329
-----------------------------------------------------------------------------------------------------
                               New York State Urban Development Corporation, Revenue
                               Refunding Bonds:
BBB+        Baa1        1,685    (Clarkson Center Advance Materials), 5.50% due 1/01/2020       1,773
AAA         NR*         2,250    (Correctional Capital Facilities), 5% due 1/01/2009 (c)        2,334
AAA         Aaa         8,470    (Correctional Facilities), Series A, 5.50% due 1/01/2014 (e)   9,138
BBB+        Baa1        9,475    (State Facilities), 5.70% due 4/01/2020                       10,139
BBB+        Baa1        3,500    (University Facility Grants), 5.50% due 1/01/2019              3,682
-----------------------------------------------------------------------------------------------------
AAA         Aaa         1,000  North Country, New York, Development Authority, Solid Waste
                               Management System,  Revenue Refunding Bonds, 6% due
                               5/15/2015 (g)                                                    1,126
-----------------------------------------------------------------------------------------------------
AAA         NR*         3,850  Otsego County, New York, IDA, Civic Facility Revenue
                               Refunding Bonds (Aurelia Osborn  Fox Memorial Hospital),
                               Series A, 5.35% due 10/01/2017 (g)                               3,961
-----------------------------------------------------------------------------------------------------
NR*         Aaa         4,000  Port Authority of New York and New Jersey, RITR, 108th
                               Series, 8.435% due 1/15/2017 (h)                                 4,602
-----------------------------------------------------------------------------------------------------
AAA         Aaa         6,190  Port Authority of New York and New Jersey, Special Obligation
                               Revenue Bonds  (JFK International Air Terminal Project), AMT,
                               Series 6, 5.75% due 12/01/2025 (c)                               6,557
-----------------------------------------------------------------------------------------------------
NR*         NR*         2,000  Suffolk County, New York, IDA, IDR, Refunding
                               (Nissequogue Cogen Partners Facility), AMT, 5.50% due
                               1/01/2023                                                        2,005
-----------------------------------------------------------------------------------------------------
A+          Aa3         4,450  Triborough Bridge and Tunnel Authority, New York, General
                               Purpose Revenue Bonds,  Series B, 5.20% due 1/01/2027            4,470
-----------------------------------------------------------------------------------------------------
                               Triborough Bridge and Tunnel Authority, New York,
                               General Purpose Revenue Refunding Bonds, Series Y:
A+          Aa3         4,000    6.125% due 1/01/2021                                           4,604
AAA         Aaa         6,000    6.125% due 1/01/2021 (i)                                       6,906
-----------------------------------------------------------------------------------------------------
NR*         NR*         2,005  Utica, New York, IDA, Civic Facility Revenue Bonds (Utica
                               College Project), Series A,  5.75% due 8/01/2028                 2,048
-----------------------------------------------------------------------------------------------------
Total Investments (Cost--$369,556)--96.2%                                                     380,766

Variation Margin on Financial Futures Contracts**--0.0%                                            93

Other Assets Less Liabilities--3.8%                                                            15,111
                                                                                             --------
Net Assets--100.0%                                                                           $395,970
                                                                                             ========
-----------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(b)   FGIC Insured.
(c)   MBIA Insured.
(d)   Prerefunded.
(e)   AMBAC Insured.
(f)   FHA Insured.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(i)   CAPMAC Insured.
(j) All or a portion of security held as collateral in connection with open financial futures contracts.
*     Not Rated.
**    Financial futures contracts sold as of March 31, 1999 were as follows:

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                  (in Thousands)
--------------------------------------------------------------------------------
Number of                         Expiration                          Value
Contracts            Issue           Date                        (Notes 1a & 1b)
--------------------------------------------------------------------------------
  175          US Treasury Bonds   June 1999                            $21,098
--------------------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price--$21,091)                                         $21,098
                                                                        =======
--------------------------------------------------------------------------------

+     Highest short-term rating by Moody's Investors Service, Inc.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

FINANCIAL INFORMATION

------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of March 31, 1999
------------------------------------------------------------------------------------------------------------------
Assets:              Investments, at value (identified cost--$369,556,485)
                     (Note 1a) .....................................................                 $380,765,799
                     Receivables:
                       Securities sold .............................................  $ 32,852,240
                       Beneficial interest sold ....................................     7,198,825
                       Interest ....................................................     5,682,409
                       Variation margin (Note 1b) ..................................        92,969     45,826,443
                                                                                      ------------
                     Prepaid registration fees and other assets (Note 1e) ..........                       94,304
                                                                                                     ------------
                     Total assets ..................................................                  426,686,546
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased ........................................    21,933,628
                       Custodian bank (Note 1g) ....................................     6,845,948
                       Beneficial interest redeemed ................................     1,104,377
                       Dividends to shareholders (Note 1f) .........................       404,038
                       Investment adviser (Note 2) .................................       185,394
                       Distributor (Note 2) ........................................       110,522     30,583,907
                                                                                      ------------
                     Accrued expenses and other liabilities ........................                      132,750
                                                                                                     ------------
                     Total liabilities .............................................                   30,716,657
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ....................................................                 $395,969,889
                                                                                                     ============
------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par
Consist of:          value, unlimited number of shares authorized ..................                    $ 150,869
                     Class B Shares of beneficial interest, $.10 par
                     value, unlimited number of shares authorized ..................                    1,900,067
                     Class C Shares of beneficial interest, $.10 par value,
                     unlimited number of  shares authorized ........................                       77,621
                     Class D Shares of beneficial interest, $.10 par value,
                     unlimited number of  shares authorized ........................                    1,348,868
                     Paid-in capital in excess of par ..............................                  380,400,984
                     Undistributed realized capital gains on investments--net ......                      889,197
                     Unrealized appreciation on investments--net ...................                   11,202,283
                                                                                                     ------------
                     Net assets ....................................................                 $395,969,889
                                                                                                     ============
------------------------------------------------------------------------------------------------------------------
Net Asset            Class A--Based on net assets of $17,180,508 and 1,508,694
Value:               shares of beneficial interest outstanding ..............                         $     11.39
                                                                                                     ============
                     Class B--Based on net assets of $216,415,771 and 19,000,668
                     shares  of beneficial interest outstanding ....................                  $     11.39
                                                                                                     ============
                     Class C--Based on net assets of $8,843,520 and 776,212
                     shares  of beneficial interest outstanding ....................                  $     11.39
                                                                                                     ============
                     Class D--Based on net assets of $153,530,090 and 13,488,682
                     shares of beneficial interest outstanding .....................                  $     11.38
                                                                                                     ============
------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

Statement of Operations

                                                                                         For the Six Months Ended
                                                                                                   March 31, 1999
-----------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned ......                 $ 10,571,928
(Note 1d):
-----------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) .............................   $ 1,116,727
                     Account maintenance and distribution fees--Class B(Note 2) ....       578,339
                     Account maintenance fees--Class D(Note 2) .....................        74,388
                     Transfer agent fees--Class B(Note 2) ..........................        55,898
                     Registration fees (Note 1e) ...................................        55,823
                     Accounting services (Note 2) ..................................        45,231
                     Professional fees .............................................        41,083
                     Printing and shareholder reports ..............................        38,020
                     Transfer agent fees--Class D(Note 2) ..........................        29,723
                     Account maintenance and distribution fees--Class C(Note 2) ....        25,496
                     Custodian fees ................................................        11,799
                     Trustees' fees and expenses ...................................        11,640
                     Pricing fees ..................................................         6,433
                     Transfer agent fees--Class A(Note 2) ..........................         3,491
                     Transfer agent fees--Class C(Note 2) ..........................         2,049
                     Other .........................................................         4,581
                                                                                       -----------
                     Total expenses ................................................                    2,100,721
                                                                                                      -----------
                     Investment income--net ........................................                    8,471,207
                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------
Realized & Unreal-   Realized gain on investments--net .............................                    5,911,651
ized Gain (Loss) on  Change in unrealized appreciation on investments--net .........                  (15,098,198)
Investments--Net                                                                                      -----------
(Notes 1b, 1d & 3):  Net Decrease in Net Assets Resulting from Operations ..........                  $  (715,340)
                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

Statements of Changes in Net Assets

                                                                                                 For the Six        For the
                                                                                                 Months Ended      Year Ended
                                                                                                   March 31,     September 30,
Increase (Decrease) in Net Assets:                                                                  1999              1998
------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .................................................   $   8,471,207    $  19,506,165
                     Realized gain on investments--net ......................................       5,911,651       18,921,395
                     Change in unrealized appreciation on investments--net ..................     (15,098,198)         946,799
                     Net increase (decrease) in net assets resulting from                       -------------    -------------
                     operations .............................................................        (715,340)      39,374,359
                                                                                                -------------    -------------
------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A ..............................................................        (394,249)        (976,856)
Shareholders           Class B ..............................................................      (4,629,778)     (11,274,157)
(Note 1f):             Class C ..............................................................        (165,982)        (249,953)
                       Class D ..............................................................      (3,281,198)      (7,005,199)
                     Realized gain on investments--net:
                       Class A ..............................................................        (514,114)              --
                       Class B ..............................................................      (6,906,236)              --
                       Class C ..............................................................        (250,963)              --
                       Class D ..............................................................      (4,300,820)              --
                                                                                                -------------    -------------
                     Net decrease in net assets resulting from dividends
                     and distributions  to shareholders .....................................     (20,443,340)     (19,506,165)
                                                                                                -------------    -------------
------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial interest transactions      (4,670,171)     (44,668,971)
Transactions                                                                                    -------------    -------------
(Note 4):
------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets ...........................................     (25,828,851)     (24,800,777)
                     Beginning of period ....................................................     421,798,740      446,599,517
                                                                                                -------------    -------------
                     End of period ..........................................................   $ 395,969,889    $ 421,798,740
                                                                                                =============    =============
------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

Financial Highlights

                                                                                                Class A
                                                               ---------------------------------------------------------------------
                                                             For the
                                                               Six
The following per share data and ratios have been derived     Months
from information provided in the financial statements.         Ended                    For the Year Ended September 30,
                                                              March 31,    ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share        Net asset value, beginning of period ...   $    12.00     $    11.46     $    11.12     $    11.04     $    10.88
Operating                                                   ----------     ----------     ----------     ----------     ----------
Performance:     Investment income--net .................          .26            .57            .60            .59            .61
                 Realized and unrealized gain (loss)
                 on investments--net ....................         (.26)           .54            .34            .08            .16
                                                            ----------     ----------     ----------     ----------     ----------
                 Total from investment operations .......           --           1.11            .94            .67            .77
                                                            ----------     ----------     ----------     ----------     ----------
                 Less dividends and distributions:
                   Investment income--net ...............         (.26)          (.57)          (.60)          (.59)          (.61)
                   Realized gain on investments--net ....         (.35)            --             --+            --             --
                                                            ----------     ----------     ----------     ----------     ----------
                 Total dividends and distributions ......         (.61)          (.57)          (.60)          (.59)          (.61)
                                                            ----------     ----------     ----------     ----------     ----------
                 Net asset value, end of period .........   $    11.39     $    12.00     $    11.46     $    11.12     $    11.04
                                                            ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Based on net asset value per share ...            .01%++        9.94%          8.69%          6.19%          7.37%
Return:**                                                   ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses ...............................          .70%*          .67%           .65%           .66%           .67%
Average                                                     ==========     ==========     ==========     ==========     ==========
Net Assets:      Investment income--net .................         4.51%*         4.92%          5.30%          5.31%          5.67%
                                                            ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands)   $   17,180     $   17,727     $   22,301     $   21,762     $   23,304
Data:                                                       ==========     ==========     ==========     ==========     ==========
                 Portfolio turnover .....................        78.72%        163.12%         97.22%        114.78%        181.21%
                                                            ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------

             * Annualized.
            ** Total investment returns exclude the effects of sales loads.
             + Amount is less than $.01 per share.
            ++ Aggregate total investment return.

               See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

Financial Highlights (continued)

                                                                                                Class B
                                                            ------------------------------------------------------------------------
                                                             For the
                                                               Six
The following per share data and ratios have been derived     Months
from information provided in the financial statements.         Ended                    For the Year Ended September 30,
                                                              March 31,    ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1999           1998           1997         1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share        Net asset value, beginning of period ...  $     12.00      $     11.46    $     11.12   $     11.04   $     10.88
Operating                                                  -----------      -----------    -----------   -----------   -----------
Performance:     Investment income--net .................          .23              .51            .54           .54           .56
                 Realized and unrealized gain (loss)
                 on investments--net ....................         (.26)             .54            .34           .08           .16
                                                           -----------      -----------    -----------   -----------   -----------
                 Total from investment operations .......         (.03)            1.05            .88           .62           .72
                                                           -----------      -----------    -----------   -----------   -----------
                 Less dividends and distributions:
                  Investment income--net ................         (.23)            (.51)          (.54)         (.54)         (.56)
                  Realized gain on investments--net .....         (.35)              --             --+           --            --
                                                           -----------      -----------    -----------   -----------   -----------
                 Total dividends and distributions ......         (.58)            (.51)          (.54)         (.54)         (.56)
                                                           -----------      -----------    -----------   -----------   -----------
                 Net asset value, end of period .........  $     11.39      $     12.00    $     11.46   $     11.12   $     11.04
                                                           ===========      ===========    ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Based on net asset value per share ....          (.24%)++         9.38%          8.14%         5.66%         6.82%
Return:**                                                  ===========      ===========    ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses ...............................         1.20%*           1.18%          1.16%         1.16%         1.18%
Average                                                    ===========      ===========    ===========   ===========   ===========
Net Assets:      Investment income--net .................         4.00%*           4.40%          4.79%         4.80%         5.16%
                                                           ===========      ===========    ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands)  $   216,416      $   242,811    $   279,754   $   403,403   $   564,963
Data:                                                      ===========      ===========    ===========   ===========   ===========
                 Portfolio turnover .....................        78.72%          163.12%         97.22%       114.78%       181.21%
                                                           ===========      ===========    ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------------

             * Annualized.
            ** Total investment returns exclude the effects of sales loads.
             + Amount is less than $.01 per share.
            ++ Aggregate total investment return.

               See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

Financial Highlights (continued)

                                                                                                Class C
                                                            ------------------------------------------------------------------------
                                                             For the                                                      For the
                                                               Six                                                        Period
The following per share data and ratios have been derived     Months                                                      Oct 21,
from information provided in the financial statements.         Ended              For the Year Ended September 30,       1994++ to
                                                             March 31,     --------------------------------------------   Sept. 30,
Increase (Decrease) in Net Asset Value:                        1999            1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share        Net asset value, beginning of period ...   $   12.01       $   11.47     $   11.12     $   11.04       $   10.76
Operating                                                   ---------       ---------     ---------     ---------       ---------
Performance:     Investment income--net .................         .22             .50           .53           .52             .51
                 Realized and unrealized gain (loss)
                 on investments--net ...................         (.27)            .54           .35           .08             .28
                                                            ---------       ---------     ---------     ---------       ---------
                 Total from investment operations .......        (.05)           1.04           .88           .60             .79
                                                            ---------       ---------     ---------     ---------       ---------
                 Less dividends and distributions:
                  Investment income--net ................        (.22)           (.50)         (.53)         (.52)           (.51)
                  Realized gain on investments--net .....        (.35)             --            --++          --              --
                                                            ---------       ---------     ---------     ---------       ---------
                 Total dividends and distributions ......        (.57)           (.50)         (.53)         (.52)           (.51)
                                                            ---------       ---------     ---------     ---------       ---------
                 Net asset value, end of period .........   $   11.39       $   12.01     $   11.47     $   11.12       $   11.04
                                                            =========       =========     =========     =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Based on net asset value per share .....        (.37%)++        9.27%         8.13%         5.55%           7.57
Return:**                                                   =========       =========     =========     =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses ...............................        1.30%*          1.28%         1.26%         1.27%           1.27%*
Average                                                     =========       =========     =========     =========       =========
Net Assets:      Investment income==net .................        3.91%*          4.27%         4.69%         4.70%           4.91%*
                                                            =========       =========     =========     =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands)   $   8,844       $   8,229     $   5,034     $   4,175       $   3,556
Data:                                                       =========       =========     =========     =========       =========
                 Portfolio turnover .....................       78.72%         163.12%        97.22%       114.78%         181.21%
                                                            =========       =========     =========     =========       =========
------------------------------------------------------------------------------------------------------------------------------------

             * Annualized.
            ** Total investment returns exclude the effects of sales loads.
             + Commencement of operations.
            ++ Amount is less than $.01 per share.
            ++ Aggregate total investment return.

              See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                Class D
                                                            ------------------------------------------------------------------------
                                                             For the                                                      For the
                                                               Six                                                        Period
The following per share data and ratios have been derived     Months                                                      Oct 21,
from information provided in the financial statements.         Ended              For the Year Ended September 30,       1994++ to
                                                             March 31,     --------------------------------------------   Sept. 30,
Increase (Decrease) in Net Asset Value:                        1999            1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share        Net asset value, beginning of period ...   $     12.00     $   11.46     $     11.11   $     11.03    $   10.76
Operating                                                   -----------     ---------     -----------   -----------    ---------
Performance:     Investment income--net .................           .25           .56             .58           .58          .56
                 Realized and unrealized gain (loss)
                 on investments--net ....................          (.27)          .54             .35           .08          .27
                                                            -----------     ---------     -----------   -----------    ---------
                 Total from investment operations .......          (.02)         1.10             .93           .66          .83
                                                            -----------     ---------     -----------   -----------    ---------
                 Less dividends and distributions:
                  Investment income--net ................          (.25)         (.56)           (.58)         (.58)        (.56)
                  Realized gain on investments--net .....          (.35)           --              --++          --           --
                                                            -----------     ---------     -----------   -----------    ---------
                 Total dividends and distributions ......          (.60)         (.56)           (.58)         (.58)        (.56)
                                                            -----------     ---------     -----------   -----------    ---------
                 Net asset value, end of period .........   $     11.38     $   12.00     $     11.46   $     11.11    $   11.03
                                                            ===========     =========     ===========   ===========    =========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Based on net asset value per share .....          (.12%)++      9.83%           8.68%         6.09%        7.99%++
Return:**                                                   ===========     =========     ===========   ===========    =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to        Expenses ...............................           .80%*         .77%            .75%          .76%         .76%*
Average                                                     ===========     =========     ===========   ===========    =========
Net Assets:      Investment income--net .................          4.41%*        4.79%           5.20%         5.21%        5.46%*
                                                            ===========     =========     ===========   ===========    =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental     Net assets, end of period (in thousands)   $   153,530     $ 153,032     $   139,511   $    94,297    $   2,572
Data:                                                       ===========     =========     ===========   ===========    =========
                 Portfolio turnover .....................         78.72%       163.12%          97.22%       114.78%      181.21%
                                                            ===========     =========     ===========   ===========    =========
------------------------------------------------------------------------------------------------------------------------------------

             * Annualized.
            ** Total investment returns exclude the effects of sales loads.
             + Commencement of operations.
            ++ Amount is less than $.01 per share.
            ++ Aggregate total investment return.

               See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New York Municipal Bond Fund (the "Fund") is part of the Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Class A and Class D Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price or yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the con- tract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Custodian bank--The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee and a distribution fee. These fees are accrued daily and paid monthly, at the annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ................................               0.25%           0.25%
Class C ................................               0.25%           0.35%
Class D ................................               0.10%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on the sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       MLFD               MLPF&S
--------------------------------------------------------------------------------
Class A ..............................              $    75              $ 1,889
Class D ..............................              $ 1,107              $36,183
--------------------------------------------------------------------------------

For the six months ended March 31, 1999, MLPF&S received contingent deferred sales charges of $102,292 and $679 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 1999 were $305,157,258 and $325,251,011, respectively.

Net realized gains for the six months ended March 31, 1999 and net unrealized gains (losses) as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                                  Gains           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................       $  5,273,476       $ 11,209,314
Financial futures contracts .............            638,175             (7,031)
                                                ------------       ------------
Total ...................................       $  5,911,651       $ 11,202,283
                                                ============       ============
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $11,209,314, of which $11,942,706 related to appre-ciated securities and $733,392 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $369,556,485.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $4,670,171 and $44,668,971 for the six months ended March 31, 1999 and for the year ended September 30, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended March 31, 1999                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................             90,941       $  1,052,637
Shares issued to shareholders
in reinvestment of
dividends and distributions .............             46,726            537,865
                                                     -------       ------------
Total issued ............................            137,667          1,590,502
Shares redeemed .........................           (105,924)        (1,221,882)
                                                     -------       ------------
Net increase ............................             31,743       $    368,620
                                                     =======       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 1998                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................            251,370       $  2,928,526
Shares issued to shareholders
in reinvestment of dividends ............             53,497            624,368
                                                    --------       ------------
Total issued ............................            304,867          3,552,894
Shares redeemed .........................           (773,614)        (9,022,698)
                                                    --------       ------------
Net decrease ............................           (468,747)      $ (5,469,804)
                                                    ========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended March 31, 1999                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................          1,335,832       $ 15,624,113
Shares issued to shareholders
in reinvestment of
dividends and distributions .............            520,283          5,979,890
                                                   ---------       ------------
Total issued ............................          1,856,115         21,604,003
Automatic conversion of shares ..........           (850,138)        (9,806,614)
Shares redeemed .........................         (2,231,444)       (25,942,183)
                                                   ---------       ------------
Net decrease ............................         (1,225,467)      $(14,144,794)
                                                   =========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 1998                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................          2,086,550       $ 24,426,414
Shares issued to shareholders
in reinvestment of dividends ............            506,565          5,919,940
                                                  ----------       ------------
Total issued ............................          2,593,115         30,346,354
Automatic conversion of shares ..........         (1,517,785)       (17,683,070)
Shares redeemed .........................         (5,254,351)       (61,333,845)
                                                  ----------       ------------
Net decrease ............................         (4,179,021)      $(48,670,561)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended March 31, 1999                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................             97,586       $  1,140,359
Shares issued to shareholders
in reinvestment of
dividends and distributions .............             30,104            345,952
                                                      ------       ------------
Total issued ............................            127,690          1,486,311
Shares redeemed .........................            (36,712)          (428,382)
                                                      ------       ------------
Net increase ............................             90,978       $  1,057,929
                                                      ======       ============
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 1998                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................            371,611       $  4,358,246
Shares issued to shareholders
in reinvestment of dividends ............             18,797            220,005
                                                     -------       ------------
Total issued ............................            390,408          4,578,251
Shares redeemed .........................           (144,268)        (1,680,882)
                                                     -------       ------------
Net increase ............................            246,140       $  2,897,369
                                                     =======       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended March 31, 1999                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................          5,280,778       $ 61,225,849
Automatic conversion
of shares ...............................            850,662          9,806,614
hares issued to share
holders in reinvestment of
dividends and distributions .............            287,799          3,311,514
                                                  ----------        -----------
Total issued ............................          6,419,239         74,343,977
Shares redeemed .........................         (5,686,209)       (66,295,903)
                                                  ----------        -----------
Net increase ............................            733,030       $  8,048,074
                                                  ==========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended September 30, 1998                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold .............................          6,327,245       $ 73,822,777
Automatic conversion of shares ..........          1,518,544         17,683,070
Shares issued to shareholders
in reinvestment of dividends ............            254,369          2,969,158
                                                   ---------       ------------
Total issued ............................          8,100,158         94,475,005
Shares redeemed .........................         (7,522,615)       (87,900,980)
                                                   ---------       ------------
Net increase ............................            577,543       $  6,574,025
                                                   =========       ============
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 1999

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch New York Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New York
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10344--3/99

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